TRADE RECEIVABLES, NET (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	$ 1,101	$ 1,256
Change in provision for the year	(131)	282
Derecognition of bad debts	(66)	(437)
Ending balance	$ 904	$ 1,101